Related Party Transactions (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
DBDC [Member]
Related Party Transaction [Line Items]
Amount received	$ 114	$ 128	$ 145
NAC [Member]
Related Party Transaction [Line Items]
Amount payable	$ 16	$ 51	$ 51